UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23907

Harbor Funds II
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS II 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
HARBOR FUNDS II
April 30, 2024

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Table of Contents

Harbor Funds II
Embark Commodity Strategy Fund
Consolidated Portfolio of Investments	1
Embark Small Cap Equity Fund
Portfolio of Investments	13
Financial Statements
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	28
Fees and Expenses Example	37
Additional Information	38
Proxy Voting	38
Householding	38
Quarterly Portfolio Disclosures	38
Advisory Agreement Approvals	38

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS——Continued

RISK ALLOCATION* (% of Net Assets)
Asset Class	Sector
COMMODITIES
	Grains and Soybean Products	27.9%
	Precious Metals	27.4%
	Energy	24.0%
	Industrial Metals	19.6%
	Softs	9.9%
	Livestock	4.1%
*Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).
PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—83.3%
Principal Amount		Value
U.S. TREASURY BILLS—83.3%
	U.S. Treasury Bills
$1,000	5.073%—09/05/2024†	$982
7,100	5.085%—10/03/2024†,1	6,942
1,000	5.093%—09/05/2024†	982
12,000	5.098%—08/29/2024†	11,791
42,939	5.105%—09/05/2024-09/26/2024†	42,076
41,000	5.106%—09/05/2024†	40,246
4,000	5.110%—08/29/2024†,1	3,930
22,000	5.111%—09/12/2024†	21,575
31,497	5.112%—09/05/2024†	30,918
1,460	5.119%—08/15/2024†	1,438
5,769	5.120%—08/01/2024-10/10/2024†	5,649
1,430	5.122%—07/25/2024†	1,412
1,450	5.123%—08/08/2024†	1,429
1,994	5.125%—10/03/2024†	1,950
15,000	5.130%—09/19/2024†	14,695
8,600	5.150%—05/28/2024-09/05/2024†	8,494
1,200	5.154%—05/30/2024†	1,195
12,578	5.155%—10/17/2024†	12,272
29,539	5.160%—09/19/2024-10/24/2024†	28,842
800	5.165%—05/28/2024†	797
65,000	5.180%—07/02/2024†	64,410
2,400	5.187%—05/14/2024-05/21/2024†	2,394
18,000	5.190%—07/02/2024†,1	17,837
7,360	5.196%—06/25/2024†	7,301
1,200	5.197%—05/07/2024†	1,199
32,177	5.200%—05/16/2024-07/09/2024†,1	31,904
54,500	5.203%—05/30/2024-05/30/2024†	54,269
14,000	5.205%—06/13/2024†	13,912
14,000	5.207%—06/20/2024†	13,898
10,470	5.209%—05/30/2024-06/27/2024†	10,403
1,250	5.214%—05/30/2024†	1,245
21,180	5.215%—05/30/2024-06/06/2024†	21,075
1,160	5.219%—05/30/2024†	1,155

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$74,080	5.220%—06/06/2024-07/16/2024†	$73,618
25,830	5.222%—05/07/2024-06/27/2024†	25,673
2,500	5.224%—05/14/2024-05/21/2024†	2,494
39,240	5.225%—05/07/2024-08/06/2024†	38,961
33,819	5.226%—07/18/2024†	33,435
1,900	5.227%—05/30/2024†	1,892
7,180	5.228%—05/14/2024†	7,166
3,750	5.229%—05/16/2024†	3,742
19,000	5.230%—08/20/2024†	18,693
3,310	5.231%—05/23/2024†	3,299
25,570	5.232%—05/14/2024-07/05/2024†	25,391
1,920	5.236%—05/21/2024†	1,914
210	5.237%—05/21/2024†	209
1,300	5.238%—05/23/2024†	1,296
17,400	5.239%—05/14/2024-08/01/2024†	17,194
9,300	5.240%—05/21/2024-07/11/2024†	9,221
3,690	5.241%—06/06/2024†	3,670
3,480	5.242%—05/23/2024-06/06/2024†	3,464
14,104	5.244%—05/23/2024-06/11/2024†	14,022
17,130	5.245%—05/16/2024-08/27/2024†	16,868
1,010	5.247%—05/16/2024†	1,008
15,000	5.251%—07/18/2024†	14,830
4,750	5.252%—07/18/2024†	4,696
4,750	5.257%—06/13/2024†	4,720
4,300	5.266%—05/07/2024†	4,296
TOTAL SHORT-TERM INVESTMENTS (Cost $810,496)		810,389
TOTAL INVESTMENTS—83.3% (Cost $810,496)		810,389
CASH AND OTHER ASSETS, LESS LIABILITIES—16.7%		162,505
TOTAL NET ASSETS—100%		$972,894

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS

LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	1	05/01/2024	$64	$8
Aluminum Futures	2	05/02/2024	129	18
Aluminum Futures	3	05/07/2024	194	27
Aluminum Futures	2	05/13/2024	129	18
Aluminum Futures	2	05/14/2024	128	18
Aluminum Futures	2	05/21/2024	128	15
Aluminum Futures	2	05/22/2024	128	17
Aluminum Futures	41	05/28/2024	2,633	391
Aluminum Futures	1	05/29/2024	64	9
Aluminum Futures	3	06/05/2024	193	26
Aluminum Futures	76	06/06/2024	4,887	631
Aluminum Futures	43	06/07/2024	2,765	342
Aluminum Futures	5	06/11/2024	322	40
Aluminum Futures	13	06/20/2024	838	98
Aluminum Futures	42	06/21/2024	2,706	294
Aluminum Futures	22	06/25/2024	1,418	144
Aluminum Futures	20	06/26/2024	1,289	130
Aluminum Futures	12	06/27/2024	774	88
Aluminum Futures	22	07/03/2024	1,421	109
Aluminum Futures	10	07/05/2024	646	35
Aluminum Futures	2	07/09/2024	129	7
Aluminum Futures	1	07/11/2024	65	3
Aluminum Futures	16	07/15/2024	1,036	14
Aluminum Futures	3	07/16/2024	194	4
Aluminum Futures	13	07/17/2024	842	10
Aluminum Futures	13	07/18/2024	841	(7)
Aluminum Futures	16	07/19/2024	1,035	(25)
Aluminum Futures	15	07/22/2024	970	(28)
Aluminum Futures	45	07/23/2024	2,911	(24)
Aluminum Futures	8	07/24/2024	518	(1)
Aluminum Futures	22	07/25/2024	1,424	(3)
Aluminum Futures	11	07/29/2024	713	9
Aluminum Futures	9	08/28/2024	584	7
Brent Crude Futures	1,055	05/31/2024	91,078	(1,069)
Brent Crude Futures	233	07/31/2024	19,784	(71)
Cocoa Futures	18	05/15/2024	1,916	685
Cocoa Futures	26	07/16/2024	2,414	(241)
Cocoa Futures	10	12/13/2024	808	68
Coffee C Futures	304	07/19/2024	24,698	3
Copper Futures	1	05/01/2024	252	38
Copper Futures	3	05/07/2024	743	111
Copper Futures	2	05/21/2024	495	68
Copper Futures	1	05/22/2024	248	34
Copper Futures	25	05/28/2024	6,201	912
Copper Futures	63	06/06/2024	15,654	2,137
Copper Futures	14	06/07/2024	3,479	452

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Copper Futures	7	06/11/2024	$1,740	$232
Copper Futures	1	06/14/2024	249	23
Copper Futures	5	06/20/2024	1,243	126
Copper Futures	10	06/21/2024	2,487	272
Copper Futures	7	06/25/2024	1,742	192
Copper Futures	6	06/26/2024	1,493	165
Copper Futures	3	06/27/2024	747	84
Copper Futures	5	07/03/2024	1,246	120
Copper Futures	1	07/05/2024	249	16
Copper Futures	1	07/08/2024	249	16
Copper Futures	2	07/09/2024	499	28
Copper Futures	1	07/11/2024	249	14
Copper Futures	4	07/15/2024	998	50
Copper Futures	3	07/16/2024	749	35
Copper Futures	6	07/18/2024	1,497	42
Copper Futures	10	07/22/2024	2,496	23
Copper Futures	2	07/23/2024	499	14
Copper Futures	3	07/24/2024	749	14
Copper Futures	4	07/25/2024	999	9
Copper Futures	1	07/29/2024	250	(1)
Copper Futures	106	07/29/2024	12,096	532
Copper Futures	3	07/30/2024	749	(7)
Copper Futures	115	09/26/2024	13,173	1,134
Corn Futures	1,270	07/12/2024	28,369	107
Corn Futures	271	09/13/2024	6,175	(31)
Cotton No. 2 Futures	128	07/09/2024	5,020	(536)
Cotton No. 2 Futures	109	12/06/2024	4,187	(289)
Crude Palm Oil Futures	107	06/14/2024	2,156	(201)
ECX Emissions Futures	114	12/16/2024	8,336	873
Feeder Cattle Futures	25	08/29/2024	3,194	34
Gold Futures	581	06/26/2024	133,799	4,291
ICE White Sugar Futures	79	07/16/2024	2,249	(98)
KC Hard Red Wheat Futures	255	07/12/2024	8,099	574
KC Hard Red Wheat Futures	121	12/13/2024	4,046	295
Lead Futures	4	05/07/2024	219	5
Lead Futures	2	05/13/2024	109	7
Lead Futures	1	05/21/2024	55	3
Lead Futures	13	05/28/2024	714	34
Lead Futures	1	05/29/2024	55	3
Lead Futures	3	06/06/2024	165	10
Lead Futures	26	06/07/2024	1,431	67
Lead Futures	2	06/20/2024	110	7
Lead Futures	5	06/21/2024	276	19
Lead Futures	1	06/26/2024	55	4
Lead Futures	3	06/27/2024	165	15
Lead Futures	1	07/03/2024	55	5
Lead Futures	3	07/05/2024	166	7
Lead Futures	4	07/08/2024	221	7

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Lead Futures	1	07/10/2024	$55	$1
Lead Futures	1	07/11/2024	55	1
Lead Futures	15	07/15/2024	833	18
Lead Futures	1	07/17/2024	55	2
Lead Futures	1	07/18/2024	55	1
Lead Futures	4	07/22/2024	221	2
Lead Futures	5	07/23/2024	277	7
Lead Futures	1	07/25/2024	55	—
Lead Futures	4	07/30/2024	222	(1)
Lean Hogs Futures	116	06/14/2024	4,755	30
Lean Hogs Futures	173	10/14/2024	5,924	(167)
Live Cattle Futures	149	06/28/2024	10,429	(317)
Live Cattle Futures	125	08/30/2024	8,655	(92)
LME Aluminium Futures	71	05/13/2024	4,554	520
LME Aluminium Futures	551	06/17/2024	35,512	3,052
LME Aluminium Futures	76	07/15/2024	4,920	170
LME Aluminium Futures	13	08/19/2024	845	103
LME Aluminium Futures	135	09/16/2024	8,807	957
LME Aluminium Futures	156	11/18/2024	10,253	561
LME Copper Futures	129	06/17/2024	32,074	3,812
LME Lead Futures	62	05/13/2024	3,394	157
LME Lead Futures	121	06/17/2024	6,680	271
LME Lead Futures	64	07/15/2024	3,549	163
LME Nickel Futures	11	05/13/2024	1,261	126
LME Nickel Futures	111	06/17/2024	12,767	967
LME Nickel Futures	22	07/15/2024	2,539	136
LME Nickel Futures	42	09/16/2024	4,879	353
LME Nickel Futures	51	11/18/2024	5,969	492
LME Tin Futures	12	05/13/2024	1,878	(186)
LME Zinc Futures	267	06/17/2024	19,470	2,441
LME Zinc Futures	151	07/15/2024	11,051	1,512
LME Zinc Futures	110	09/16/2024	8,071	976
LME Zinc Futures	75	05/13/2024	5,484	588
Low Sulphur Gasoil Futures	89	05/10/2024	6,889	(535)
Low Sulphur Gasoil Futures	79	06/12/2024	6,132	(365)
Low Sulphur Gasoil Futures	128	07/11/2024	9,958	(480)
Micro WTI Crude Oil Futures	9	06/18/2024	73	(2)
Milling Wheat Futures	393	12/10/2024	4,902	149
Natural Gas Futures	449	05/29/2024	8,940	(60)
Natural Gas Futures	151	06/26/2024	3,502	(32)
Natural Gas Futures	240	10/29/2024	7,154	(9)
Nickel Futures	1	05/07/2024	114	18
Nickel Futures	1	05/14/2024	115	17
Nickel Futures	2	05/16/2024	229	32
Nickel Futures	3	05/28/2024	344	32
Nickel Futures	1	06/05/2024	115	7
Nickel Futures	13	06/06/2024	1,494	114
Nickel Futures	8	06/07/2024	919	56

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Nickel Futures	1	06/11/2024	$115	$5
Nickel Futures	1	06/12/2024	115	5
Nickel Futures	2	06/20/2024	230	20
Nickel Futures	8	06/21/2024	920	85
Nickel Futures	2	06/25/2024	230	25
Nickel Futures	7	06/26/2024	805	102
Nickel Futures	8	07/03/2024	921	101
Nickel Futures	5	07/05/2024	576	45
Nickel Futures	2	07/08/2024	231	16
Nickel Futures	2	07/09/2024	231	14
Nickel Futures	1	07/10/2024	115	4
Nickel Futures	6	07/15/2024	692	42
Nickel Futures	2	07/16/2024	231	17
Nickel Futures	2	07/17/2024	231	16
Nickel Futures	2	07/19/2024	231	—
Nickel Futures	2	07/22/2024	231	—
Nickel Futures	5	07/23/2024	577	3
Nickel Futures	4	07/24/2024	462	2
Nickel Futures	1	07/30/2024	115	—
NY Harbor ULSD Futures	32	05/31/2024	3,397	(69)
NY Harbor ULSD Futures	91	06/28/2024	9,703	(450)
Phelix De Base Futures	4	12/27/2024	3,334	222
Platinum Futures	122	07/29/2024	5,784	60
Platinum Futures	10	02/25/2025	151	4
RBOB Gasoline Futures	131	05/31/2024	14,807	(177)
RBOB Gasoline Futures	22	06/28/2024	2,452	(45)
RBOB Gasoline Futures	150	08/30/2024	15,989	45
Robusta Coffee 10-T Futures	54	07/25/2024	2,171	(43)
SGX Iron Ore Futures	191	05/31/2024	2,224	298
SGX Iron Ore Futures	227	06/28/2024	2,634	(36)
Silver Futures	318	07/29/2024	42,380	(1,714)
Soybean Futures	470	07/12/2024	27,331	(487)
Soybean Meal Futures	846	07/12/2024	29,771	1,153
Soybean Oil Futures	802	07/12/2024	20,696	(1,949)
Sugar No. 11 Futures	963	06/28/2024	20,935	(1,194)
Sugar No. 11 Futures	218	09/30/2024	4,751	(383)
TTF Natural Gas Futures	55	05/30/2024	1,231	(118)
UK Natural Gas Futures	45	05/30/2024	1,207	(104)
Wheat Futures	240	07/12/2024	7,239	335
Wheat Futures	58	12/13/2024	1,881	162
WTI Crude Oil Futures	89	05/21/2024	7,292	(147)
WTI Crude Oil Futures	89	06/20/2024	7,234	(198)
WTI Crude Oil Futures	198	08/20/2024	15,822	665
Zinc Futures	10	05/07/2024	730	123
Zinc Futures	1	05/13/2024	73	16
Zinc Futures	2	05/14/2024	146	31
Zinc Futures	1	05/15/2024	73	15
Zinc Futures	1	05/16/2024	73	16

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

LONG FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Zinc Futures	1	05/21/2024	$73	$13
Zinc Futures	1	05/23/2024	73	13
Zinc Futures	17	05/28/2024	1,236	208
Zinc Futures	22	06/06/2024	1,602	234
Zinc Futures	38	06/07/2024	2,767	363
Zinc Futures	8	06/11/2024	583	71
Zinc Futures	3	06/12/2024	219	25
Zinc Futures	7	06/20/2024	510	72
Zinc Futures	23	06/21/2024	1,677	234
Zinc Futures	7	06/25/2024	511	77
Zinc Futures	8	06/26/2024	584	91
Zinc Futures	11	07/03/2024	804	128
Zinc Futures	13	07/05/2024	950	94
Zinc Futures	5	07/08/2024	366	34
Zinc Futures	6	07/10/2024	439	21
Zinc Futures	2	07/11/2024	146	10
Zinc Futures	1	07/15/2024	73	3
Zinc Futures	4	07/16/2024	293	19
Zinc Futures	1	07/19/2024	73	2
Zinc Futures	12	07/22/2024	877	28
Zinc Futures	6	07/25/2024	439	13
Zinc Futures	6	07/29/2024	439	8
Zinc Futures	1	07/30/2024	73	(1)
Total Long Futures Contracts				$ 27,787

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	1	05/01/2024	$64	$(8)
Aluminum Futures	2	05/02/2024	129	(18)
Aluminum Futures	3	05/07/2024	194	(27)
Aluminum Futures	2	05/13/2024	129	(18)
Aluminum Futures	2	05/14/2024	128	(18)
Aluminum Futures	2	05/21/2024	128	(16)
Aluminum Futures	2	05/22/2024	128	(17)
Aluminum Futures	41	05/28/2024	2,633	(387)
Aluminum Futures	1	05/29/2024	64	(9)
Aluminum Futures	3	06/05/2024	193	(25)
Aluminum Futures	76	06/06/2024	4,887	(629)
Aluminum Futures	43	06/07/2024	2,765	(346)
Aluminum Futures	5	06/11/2024	322	(40)
Aluminum Futures	13	06/20/2024	838	(98)
Aluminum Futures	42	06/21/2024	2,706	(302)
Aluminum Futures	22	06/25/2024	1,418	(142)
Aluminum Futures	20	06/26/2024	1,289	(125)
Aluminum Futures	12	06/27/2024	774	(88)
Aluminum Futures	22	07/03/2024	1,421	(118)
Aluminum Futures	10	07/05/2024	646	(35)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Aluminum Futures	2	07/09/2024	$129	$(7)
Aluminum Futures	1	07/11/2024	65	(3)
Aluminum Futures	16	07/15/2024	1,036	(20)
Aluminum Futures	3	07/16/2024	194	(5)
Aluminum Futures	13	07/17/2024	842	(8)
Aluminum Futures	13	07/18/2024	841	6
Aluminum Futures	16	07/19/2024	1,035	25
Aluminum Futures	15	07/22/2024	970	29
Aluminum Futures	45	07/23/2024	2,911	45
Aluminum Futures	8	07/24/2024	518	2
Aluminum Futures	22	07/25/2024	1,424	7
Aluminum Futures	11	07/29/2024	713	(8)
Cocoa Futures	32	07/16/2024	2,971	270
Cocoa Futures	88	09/13/2024	7,748	(2,576)
Coffee C Futures	1	07/19/2024	81	3
Copper Futures	1	05/01/2024	252	(38)
Copper Futures	3	05/07/2024	743	(113)
Copper Futures	2	05/21/2024	495	(69)
Copper Futures	1	05/22/2024	248	(34)
Copper Futures	25	05/28/2024	6,201	(909)
Copper Futures	63	06/06/2024	15,654	(2,140)
Copper Futures	14	06/07/2024	3,479	(452)
Copper Futures	7	06/11/2024	1,740	(231)
Copper Futures	1	06/14/2024	249	(23)
Copper Futures	5	06/20/2024	1,243	(130)
Copper Futures	10	06/21/2024	2,487	(270)
Copper Futures	7	06/25/2024	1,742	(187)
Copper Futures	6	06/26/2024	1,493	(163)
Copper Futures	3	06/27/2024	747	(85)
Copper Futures	5	07/03/2024	1,246	(118)
Copper Futures	1	07/05/2024	249	(16)
Copper Futures	1	07/08/2024	249	(14)
Copper Futures	2	07/09/2024	499	(26)
Copper Futures	1	07/11/2024	249	(15)
Copper Futures	4	07/15/2024	998	(52)
Copper Futures	3	07/16/2024	749	(38)
Copper Futures	6	07/18/2024	1,497	(43)
Copper Futures	10	07/22/2024	2,496	(29)
Copper Futures	2	07/23/2024	499	(14)
Copper Futures	3	07/24/2024	749	(14)
Copper Futures	4	07/25/2024	999	(12)
Copper Futures	4	07/29/2024	456	(7)
Copper Futures	1	07/29/2024	250	—
Copper Futures	3	07/30/2024	749	13
Corn Futures	80	07/12/2024	1,787	8
Corn Futures	78	09/13/2024	1,777	(20)
Cotton No. 2 Futures	4	07/09/2024	157	5
Cotton No. 2 Futures	153	12/06/2024	5,878	429

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
FCOJ-A Futures	27	07/11/2024	$1,472	$(8)
FCOJ-A Futures	6	09/10/2024	325	(13)
KC Hard Red Wheat Futures	54	07/12/2024	1,715	(56)
Lead Futures	4	05/07/2024	219	(6)
Lead Futures	2	05/13/2024	109	(7)
Lead Futures	1	05/21/2024	55	(3)
Lead Futures	13	05/28/2024	714	(33)
Lead Futures	1	05/29/2024	55	(3)
Lead Futures	3	06/06/2024	165	(10)
Lead Futures	26	06/07/2024	1,431	(70)
Lead Futures	2	06/20/2024	110	(6)
Lead Futures	5	06/21/2024	276	(19)
Lead Futures	1	06/26/2024	55	(5)
Lead Futures	3	06/27/2024	165	(15)
Lead Futures	1	07/03/2024	55	(5)
Lead Futures	3	07/05/2024	166	(6)
Lead Futures	4	07/08/2024	221	(7)
Lead Futures	1	07/10/2024	55	(1)
Lead Futures	1	07/11/2024	55	(1)
Lead Futures	15	07/15/2024	833	(18)
Lead Futures	1	07/17/2024	55	(2)
Lead Futures	1	07/18/2024	55	(1)
Lead Futures	4	07/22/2024	221	(3)
Lead Futures	5	07/23/2024	277	(8)
Lead Futures	1	07/25/2024	55	—
Lead Futures	4	07/30/2024	222	1
Live Cattle Futures	40	06/28/2024	2,800	52
Live Cattle Futures	49	08/30/2024	3,393	185
Live Cattle Futures	21	12/31/2024	1,527	66
LME Aluminium Futures	60	05/13/2024	3,849	(299)
LME Aluminium Futures	105	06/17/2024	6,767	(760)
LME Aluminium Futures	14	07/15/2024	906	(16)
LME Aluminium Futures	13	08/19/2024	845	(100)
LME Aluminium Futures	135	09/16/2024	8,807	(664)
LME Aluminium Futures	7	11/18/2024	460	(4)
LME Copper Futures	80	06/17/2024	19,891	(1,888)
LME Lead Futures	62	05/13/2024	3,394	(213)
LME Lead Futures	17	06/17/2024	939	(41)
LME Nickel Futures	11	05/13/2024	1,261	(81)
LME Nickel Futures	42	06/17/2024	4,831	(290)
LME Nickel Futures	42	09/16/2024	4,879	(528)
LME Zinc Futures	50	05/13/2024	3,656	(524)
LME Zinc Futures	76	06/17/2024	5,542	(715)
LME Zinc Futures	119	07/15/2024	8,709	(1,308)
LME Zinc Futures	17	09/16/2024	1,247	(33)
Natural Gas Futures	136	08/28/2024	3,343	39
Natural Gas Futures	49	12/27/2024	1,858	(13)
Nickel Futures	1	05/07/2024	114	(18)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Nickel Futures	1	05/14/2024	$115	$(17)
Nickel Futures	2	05/16/2024	229	(34)
Nickel Futures	3	05/28/2024	344	(33)
Nickel Futures	1	06/05/2024	115	(8)
Nickel Futures	13	06/06/2024	1,494	(114)
Nickel Futures	8	06/07/2024	919	(56)
Nickel Futures	1	06/11/2024	115	(5)
Nickel Futures	1	06/12/2024	115	(5)
Nickel Futures	2	06/20/2024	230	(21)
Nickel Futures	8	06/21/2024	920	(83)
Nickel Futures	2	06/25/2024	230	(25)
Nickel Futures	7	06/26/2024	805	(97)
Nickel Futures	8	07/03/2024	921	(112)
Nickel Futures	5	07/05/2024	576	(45)
Nickel Futures	2	07/08/2024	231	(16)
Nickel Futures	2	07/09/2024	231	(15)
Nickel Futures	1	07/10/2024	115	(5)
Nickel Futures	6	07/15/2024	692	(44)
Nickel Futures	2	07/16/2024	231	(17)
Nickel Futures	2	07/17/2024	231	(16)
Nickel Futures	2	07/19/2024	231	(1)
Nickel Futures	2	07/22/2024	231	(1)
Nickel Futures	5	07/23/2024	577	(4)
Nickel Futures	4	07/24/2024	462	—
Nickel Futures	1	07/30/2024	115	—
NY Harbor ULSD Futures	1	07/31/2024	107	(1)
NY Harbor ULSD Futures	44	08/30/2024	4,724	247
Palladium Futures	13	06/26/2024	1,239	70
RBOB Gasoline Futures	51	08/30/2024	5,436	64
Robusta Coffee 10-T Futures	187	07/25/2024	7,519	(1,214)
Soybean Futures	9	07/12/2024	523	7
Soybean Futures	24	11/14/2024	1,391	8
Sugar No. 11 Futures	105	06/28/2024	2,283	213
Wheat Futures	1	07/12/2024	30	1
WTI Crude Oil Futures	288	05/21/2024	23,596	565
WTI Crude Oil Futures	344	08/20/2024	27,489	623
Zinc Futures	10	05/07/2024	730	(123)
Zinc Futures	1	05/13/2024	73	(15)
Zinc Futures	2	05/14/2024	146	(31)
Zinc Futures	1	05/15/2024	73	(15)
Zinc Futures	1	05/16/2024	73	(14)
Zinc Futures	1	05/21/2024	73	(12)
Zinc Futures	1	05/23/2024	73	(13)
Zinc Futures	17	05/28/2024	1,236	(208)
Zinc Futures	22	06/06/2024	1,602	(232)
Zinc Futures	38	06/07/2024	2,767	(360)
Zinc Futures	8	06/11/2024	583	(72)
Zinc Futures	3	06/12/2024	219	(25)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SHORT FUTURES CONTRACTS - Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Zinc Futures	7	06/20/2024	$510	$(73)
Zinc Futures	23	06/21/2024	1,677	(233)
Zinc Futures	7	06/25/2024	511	(78)
Zinc Futures	8	06/26/2024	584	(89)
Zinc Futures	11	07/03/2024	804	(119)
Zinc Futures	13	07/05/2024	950	(95)
Zinc Futures	5	07/08/2024	366	(37)
Zinc Futures	6	07/10/2024	439	(25)
Zinc Futures	2	07/11/2024	146	(9)
Zinc Futures	1	07/15/2024	73	(3)
Zinc Futures	4	07/16/2024	293	(21)
Zinc Futures	1	07/19/2024	73	(2)
Zinc Futures	12	07/22/2024	877	(31)
Zinc Futures	6	07/25/2024	439	(12)
Zinc Futures	6	07/29/2024	439	(7)
Zinc Futures	1	07/30/2024	73	—
Total Short Futures Contracts				$ (19,116)
Total Futures Contracts				$8,671

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.130%	Pay	Macquarie MQCP338E Index[2]	05/31/2024	Monthly	$194,675	$—	$—	$—
Macquarie Bank Limited	0.390%	Pay	Macquarie California Carbon Allowance ER Index	05/31/2024	Monthly	5,913	—	—	—
Total Over-the-Counter Excess Return Swaps							$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [3]	02/28/2025	Monthly	$74,024	$—	$—	$—
Citigroup Global Markets	0.210%	Pay	FTSE/Core Commodity CRB Total Return Index [4]	02/28/2025	Monthly	13,752	—	—	—
RBC Dominion Securities	0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index [3]	02/28/2025	Monthly	76,892	—	—	—
RBC Dominion Securities	0.210%	Pay	FTSE/Core Commodity CRB Total Return Index [4]	02/28/2025	Monthly	36,594	—	—	—
Total Over-the-Counter Total Return Swaps							$—	$—	$—
Total Swaps							$—	$—	$—

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of April 30, 2024, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†	Coupon represents yield to maturity
1	As of April 30, 2024, all or a portion of this security was pledged as collateral for futures or swap contracts. The securities pledged had an aggregate value of $26,607.
2	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2024.

Commodity	Weight
Gold	33.2%
GasOil	10.4
RBOB Gasoline	7.4
Copper	7.2
Brent Crude Oil	6.4
Heating Oil	5.7
Aluminum	4.8
Emissions (California)	3.8
Sugar	3.0
Soybeans	2.9
Silver	2.7
KC Wheat	2.7
Soybean Oil	2.3
Coffee	2.3
Soymeal	2.0
Cotton	1.7
Corn	1.5

3	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2024.

Commodity	Weight
Crude Oil	22.5%
Copper	6.4
Aluminum	6.4
Live Cattle	6.2
Corn	6.1
Gold	6.0
Soybeans	6.0
Natural Gas	6.0
Coffee	5.2
Brent Crude Oil	5.0
Cocoa	5.0
Heating Oil	4.8
Cotton	4.7
Sugar	4.6
Nickel	1.1
Silver	1.0
Wheat	1.0
Orange Juice	1.0
Lean Hogs	1.0

The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of April 30, 2024.

Commodity	Weight
Crude Oil	22.5%
Copper	6.5
Aluminum	6.4
Live Cattle	6.2
Corn	6.1
Gold	6.0
Soybeans	6.0
Natural Gas	5.9
Coffee	5.3
Brent Crude Oil	5.0
Cocoa	5.0
Heating Oil	4.7
Sugar	4.7
Cotton	4.5
Nickel	1.1
Wheat	1.1
Silver	1.0
Orange Juice	1.0
Lean Hogs	1.0
The accompanying notes are an integral part of the Financial Statements.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—April 30, 2024 (Unaudited)

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—1.1%
68,800	BWX Technologies, Inc.	$6,589
11,109	Hexcel Corp.	713
1,961	Huntington Ingalls Industries, Inc.	543
		7,845
AIR FREIGHT & LOGISTICS—0.2%
21,973	GXO Logistics, Inc. *	1,091
AUTOMOBILE COMPONENTS—2.0%
76,173	Adient PLC *	2,276
39,098	Gentex Corp.	1,341
96,065	Gentherm, Inc. *	4,858
52,382	Modine Manufacturing Co. *	4,852
47,669	Stoneridge, Inc. *	714
		14,041
AUTOMOBILES—0.2%
13,994	Thor Industries, Inc.	1,391
BANKS—3.0%
13,554	1st Source Corp.	672
41,227	Bank of NT Butterfield & Son Ltd. (Bermuda)	1,402
17,813	Bank OZK	795
2,061	First Citizens BancShares, Inc. Class A	3,477
192,414	First Hawaiian, Inc.	4,058
44,662	First Horizon Corp.	666
31,256	Home BancShares, Inc.	740
26,598	International Bancshares Corp.	1,480
33,358	Popular, Inc. (Puerto Rico)	2,835
11,094	Prosperity Bancshares, Inc.	688
16,600	Synovus Financial Corp.	594
3,835	WaFd, Inc.	104
40,271	Wintrust Financial Corp.	3,892
		21,403
BEVERAGES—0.5%
147,896	Vita Coco Co., Inc. *	3,585
BIOTECHNOLOGY—3.8%
80,610	89bio, Inc. *	686
46,305	Alkermes PLC *	1,136
63,152	Arcturus Therapeutics Holdings, Inc. *	1,615
36,637	Ascendis Pharma AS ADR (Denmark)*,1	5,072
354,739	Avid Bioservices, Inc. *	2,707
45,071	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	1,057
379,343	Bluebird Bio, Inc. *	337

COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
14,224	Cytokinetics, Inc. *	$872
29,188	Kiniksa Pharmaceuticals Ltd. Class A*	546
246,321	MiMedx Group, Inc. *	1,517
32,583	MoonLake Immunotherapeutics *	1,333
52,867	Mural Oncology PLC *	196
7,738	Natera, Inc. *	719
67,044	Rocket Pharmaceuticals, Inc. *	1,443
33,410	Vaxcyte, Inc. *	2,023
35,228	Veracyte, Inc. *	689
48,380	Viking Therapeutics, Inc. *	3,850
16,394	Xenon Pharmaceuticals, Inc. (Canada)*	666
		26,464
BROADLINE RETAIL—0.2%
17,135	Etsy, Inc. *	1,177
BUILDING PRODUCTS—1.0%
53,520	AZEK Co., Inc. *	2,443
2,505	Carlisle Cos., Inc.	972
13,782	CSW Industrials, Inc.	3,275
5,706	UFP Industries, Inc.	643
		7,333
CAPITAL MARKETS—4.0%
79,215	B Riley Financial, Inc.	2,725
285,579	Barings BDC, Inc.	2,650
150,609	Capital Southwest Corp.	3,889
11,826	Cohen & Steers, Inc.	813
2,037	Evercore, Inc. Class A	370
1,537	FactSet Research Systems, Inc.	641
7,944	Hamilton Lane, Inc. Class A	888
3,769	LPL Financial Holdings, Inc.	1,014
2,561	Morningstar, Inc.	724
157,812	Oaktree Specialty Lending Corp.	3,024
27,599	Perella Weinberg Partners	412
25,328	Stifel Financial Corp.	2,024
120,117	StoneX Group, Inc. *	8,720
		27,894
CHEMICALS—3.6%
822,907	Arcadium Lithium PLC (Jersey)*	3,621
48,804	Avient Corp.	2,070
229,637	Axalta Coating Systems Ltd. *	7,220
881,964	Ecovyst, Inc. *	8,317
50,224	Element Solutions, Inc.	1,162
38,801	Olin Corp.	2,028

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
3,359	Quaker Chemical Corp.	$627
		25,045
COMMERCIAL SERVICES & SUPPLIES—1.5%
241,983	BrightView Holdings, Inc. *	2,722
12,191	Brink’s Co.	1,066
30,429	Casella Waste Systems, Inc. Class A*	2,751
22,285	GFL Environmental, Inc. (Canada)	711
7,815	MillerKnoll, Inc.	199
23,637	Montrose Environmental Group, Inc. *	1,026
30,814	Quad/Graphics, Inc.	138
4,630	Tetra Tech, Inc.	902
3,080	UniFirst Corp.	493
24,551	Viad Corp. *	847
		10,855
COMMUNICATIONS EQUIPMENT—2.1%
103,056	Digi International, Inc. *	3,160
30,896	F5, Inc. *	5,107
1,117,905	Infinera Corp. *	5,388
255,788	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	1,284
		14,939
CONSTRUCTION & ENGINEERING—2.3%
94,603	Ameresco, Inc. Class A*	1,980
74,249	Arcosa, Inc.	5,644
11,876	Comfort Systems USA, Inc.	3,675
63,735	Fluor Corp. *	2,571
3,273	Valmont Industries, Inc.	670
47,023	WillScot Mobile Mini Holdings Corp. *	1,738
		16,278
CONSTRUCTION MATERIALS—0.1%
13,830	Knife River Corp. *	1,081
CONSUMER FINANCE—0.3%
94,719	SLM Corp.	2,007
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.7%
3,087	Casey’s General Stores, Inc.	986
94,304	Chefs' Warehouse, Inc. *	3,120
20,231	Grocery Outlet Holding Corp. *	525
110,523	Sprouts Farmers Market, Inc. *	7,298
		11,929
CONTAINERS & PACKAGING—1.0%
277,916	Graphic Packaging Holding Co.	7,184
DISTRIBUTORS—0.1%
1,741	Pool Corp.	631
DIVERSIFIED CONSUMER SERVICES—1.0%
96,499	Frontdoor, Inc. *	2,962
13,460	Grand Canyon Education, Inc. *	1,750
146,635	Laureate Education, Inc.	2,126
		6,838
DIVERSIFIED REITS—0.2%
107,472	Alexander & Baldwin, Inc.	1,770
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
9,749	Cogent Communications Holdings, Inc.	626
ELECTRIC UTILITIES—0.1%
22,914	Portland General Electric Co.	991
ELECTRICAL EQUIPMENT—2.4%
375,725	Array Technologies, Inc. *	4,637

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
34,203	NEXTracker, Inc. Class A*	$1,464
247,725	Sensata Technologies Holding PLC	9,490
79,795	Shoals Technologies Group, Inc. Class A*	674
9,648	Thermon Group Holdings, Inc. *	308
		16,573
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
66,251	908 Devices, Inc. *	378
29,697	Arrow Electronics, Inc. *	3,791
14,203	Belden, Inc.	1,154
11,360	Celestica, Inc. (Canada)*	500
17,971	Cognex Corp.	747
19,637	Coherent Corp. *	1,073
6,775	Fabrinet (Thailand)*	1,173
28,903	FARO Technologies, Inc. *	542
14,570	Insight Enterprises, Inc. *	2,660
2,870	Itron, Inc. *	264
2,473	Littelfuse, Inc.	570
37,156	PAR Technology Corp. *	1,571
6,969	Plexus Corp. *	704
		15,127
ENERGY EQUIPMENT & SERVICES—2.0%
58,501	ChampionX Corp.	1,964
20,592	Expro Group Holdings NV *	386
154,027	NOV, Inc.	2,848
139,874	Patterson-UTI Energy, Inc.	1,513
433,076	Select Water Solutions, Inc.	4,002
38,738	Tidewater, Inc. *	3,558
		14,271
ENTERTAINMENT—3.5%
171,858	Atlanta Braves Holdings, Inc. Class C*	6,432
761,063	Lions Gate Entertainment Corp. Class A*	7,679
37,692	Madison Square Garden Sports Corp. *	7,008
688,729	Vivid Seats, Inc. Class A*	3,623
		24,742
FINANCIAL SERVICES—2.6%
133,624	Cantaloupe, Inc. *	774
47,184	Euronet Worldwide, Inc. *	4,845
78,346	Flywire Corp. *	1,606
4,101	Jack Henry & Associates, Inc.	667
115,370	Marqeta, Inc. Class A*	640
104,466	Shift4 Payments, Inc. Class A*	6,044
42,847	Toast, Inc. Class A*	1,013
12,559	WEX, Inc. *	2,653
		18,242
FOOD PRODUCTS—2.1%
48,139	Ingredion, Inc.	5,516
407,426	SunOpta, Inc. (Canada)*	2,669
169,530	TreeHouse Foods, Inc. *	6,366
		14,551
GAS UTILITIES—0.2%
20,827	Brookfield Infrastructure Corp. Class A (Canada)	634
5,371	Chesapeake Utilities Corp.	569
		1,203
GROUND TRANSPORTATION—1.0%
3,375	Landstar System, Inc.	589
31,015	Lyft, Inc. Class A*	485
3,609	Saia, Inc. *	1,432
73,389	U-Haul Holding Co.	4,500
		7,006

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
164,406	Envista Holdings Corp. *	$3,236
25,287	Haemonetics Corp. *	2,325
6,111	Inspire Medical Systems, Inc. *	1,477
18,139	iRhythm Technologies, Inc. *	1,988
80,530	Lantheus Holdings, Inc. *	5,358
12,311	LeMaitre Vascular, Inc.	798
110,350	Neogen Corp. *	1,361
64,491	OrthoPediatrics Corp. *	1,911
185,010	SI-BONE, Inc. *	2,638
3,767	STERIS PLC	771
5,816	TransMedics Group, Inc. *	547
160,149	Varex Imaging Corp. *	2,602
		25,012
HEALTH CARE PROVIDERS & SERVICES—3.7%
179,236	AdaptHealth Corp. *	1,765
27,068	Addus HomeCare Corp. *	2,603
120,074	Castle Biosciences, Inc. *	2,532
1,208	Chemed Corp.	686
379,573	DocGo, Inc. *	1,283
34,949	Encompass Health Corp.	2,914
9,257	Ensign Group, Inc.	1,096
92,410	Option Care Health, Inc. *	2,762
4,581	Quest Diagnostics, Inc.	633
192,700	RadNet, Inc. *	9,346
7,374	U.S. Physical Therapy, Inc.	749
		26,369
HEALTH CARE TECHNOLOGY—1.2%
152,055	Evolent Health, Inc. Class A*	4,218
154,830	HealthStream, Inc.	3,990
		8,208
HOTEL & RESORT REITS—0.3%
17,614	Ryman Hospitality Properties, Inc.	1,858
HOTELS, RESTAURANTS & LEISURE—2.9%
21,499	Churchill Downs, Inc.	2,773
1,821	Domino’s Pizza, Inc.	964
23,036	International Game Technology PLC	455
20,719	Marriott Vacations Worldwide Corp.	1,991
389,139	Penn Entertainment, Inc. *	6,436
65,916	Portillo’s, Inc. Class A*	808
15,273	Sweetgreen, Inc. Class A*	343
11,379	Texas Roadhouse, Inc.	1,830
15,655	Travel & Leisure Co.	682
10,230	Wingstop, Inc.	3,936
		20,218
HOUSEHOLD DURABLES—3.0%
5,339	Cavco Industries, Inc. *	1,944
96,226	Green Brick Partners, Inc. *	5,209
6,250	Installed Building Products, Inc.	1,473
14,354	M/I Homes, Inc. *	1,668
12,722	Meritage Homes Corp.	2,109
59,075	Mohawk Industries, Inc. *	6,813
22,722	Skyline Champion Corp. *	1,704
		20,920
INDUSTRIAL REITS—0.2%
32,425	STAG Industrial, Inc.	1,115
11,336	Terreno Realty Corp.	616
		1,731
INSURANCE—2.8%
39,518	Assured Guaranty Ltd.	3,031
13,296	CNO Financial Group, Inc.	350

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
18,216	Enstar Group Ltd. *	$5,289
38,750	First American Financial Corp.	2,076
28,696	Global Indemnity Group LLC Class A	914
21,372	Horace Mann Educators Corp.	788
5,166	Kinsale Capital Group, Inc.	1,877
15,239	Palomar Holdings, Inc. *	1,199
7,632	Primerica, Inc.	1,617
8,833	Selective Insurance Group, Inc.	898
1,121	White Mountains Insurance Group Ltd.	1,993
		20,032
INTERACTIVE MEDIA & SERVICES—0.4%
15,749	Shutterstock, Inc.	672
73,216	TripAdvisor, Inc. *	1,928
		2,600
IT SERVICES—0.4%
96,346	Hackett Group, Inc.	2,090
4,246	Wix.com Ltd. (Israel)*	504
		2,594
LEISURE PRODUCTS—1.8%
8,934	Brunswick Corp.	721
737,903	Topgolf Callaway Brands Corp. *	11,821
		12,542
LIFE SCIENCES TOOLS & SERVICES—0.4%
38,498	BioLife Solutions, Inc. *	675
3,514	Bio-Rad Laboratories, Inc. Class A*	948
59,345	Quanterix Corp. *	957
16,050	Stevanato Group SpA (Italy)	450
		3,030
MACHINERY—5.1%
17,631	Alamo Group, Inc.	3,427
17,509	Allison Transmission Holdings, Inc.	1,288
32,166	Atmus Filtration Technologies, Inc. *	974
19,847	Blue Bird Corp. *	654
30,982	Chart Industries, Inc. *	4,463
88,775	Columbus McKinnon Corp.	3,664
134,344	Douglas Dynamics, Inc.	3,042
6,018	Flowserve Corp.	284
20,138	Greenbrier Cos., Inc.	995
673,527	Hillman Solutions Corp. *	6,439
21,424	ITT, Inc.	2,771
77,386	Kornit Digital Ltd. (Israel)*	1,192
6,756	Lincoln Electric Holdings, Inc.	1,483
9,134	Miller Industries, Inc.	445
2,852	Nordson Corp.	736
16,441	SPX Technologies, Inc. *	2,003
5,036	Standex International Corp.	871
12,095	Timken Co.	1,079
		35,810
MARINE TRANSPORTATION—0.7%
217,040	Global Ship Lease, Inc. Class A (United Kingdom)	4,940
MEDIA—1.5%
481,893	Magnite, Inc. *	4,255
199,887	National CineMedia, Inc. *	856
3,633	Nexstar Media Group, Inc.	582
533,171	Stagwell, Inc. *	3,172
60,838	TechTarget, Inc. *	1,673
		10,538
METALS & MINING—0.7%
46,978	Carpenter Technology Corp.	4,026

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
3,423	Reliance, Inc.	$975
		5,001
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
282,589	Ellington Financial, Inc.	3,233
MULTI-UTILITIES—0.3%
57,551	Avista Corp.	2,071
OFFICE REITS—0.3%
87,658	Easterly Government Properties, Inc.	1,024
62,700	Equity Commonwealth *	1,174
		2,198
OIL, GAS & CONSUMABLE FUELS—3.3%
29,194	APA Corp.	918
170,293	Baytex Energy Corp. (Canada)	632
205,568	Berry Corp.	1,745
3,582	Chord Energy Corp.	634
56,542	Civitas Resources, Inc.	4,069
15,019	Crescent Energy Co. Class A	160
3,742	Kinetik Holdings, Inc.	143
351,503	Kosmos Energy Ltd. (Ghana)*	1,993
12,549	Matador Resources Co.	782
10,156	Murphy Oil Corp.	453
37,664	NextDecade Corp. *	242
84,843	Northern Oil & Gas, Inc.	3,461
189,100	Par Pacific Holdings, Inc. *	5,824
8,216	Range Resources Corp.	295
69,783	Vitesse Energy, Inc.	1,548
		22,899
PERSONAL CARE PRODUCTS—0.2%
15,210	Herbalife Ltd. *	132
94,988	Honest Co., Inc. *	286
5,116	Inter Parfums, Inc.	595
4,859	Oddity Tech Ltd. Class A (Israel)*	158
		1,171
PHARMACEUTICALS—1.1%
420,582	Elanco Animal Health, Inc. *	5,535
84,835	Innoviva, Inc. *	1,282
20,153	Perrigo Co. PLC	658
26,503	Pliant Therapeutics, Inc. *	313
		7,788
PROFESSIONAL SERVICES—4.1%
28,369	ASGN, Inc. *	2,736
6,241	Booz Allen Hamilton Holding Corp.	921
4,448	Broadridge Financial Solutions, Inc.	860
9,734	Concentrix Corp.	532
575,376	Dun & Bradstreet Holdings, Inc.	5,236
92,499	Franklin Covey Co. *	3,602
35,481	Insperity, Inc.	3,652
15,908	Korn Ferry	966
20,917	ManpowerGroup, Inc.	1,578
11,331	Maximus, Inc.	910
8,161	TransUnion	596
9,133	TriNet Group, Inc.	917
232,435	Verra Mobility Corp. *	5,481
28,610	WNS Holdings Ltd. (India)*	1,199
		29,186
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
38,986	eXp World Holdings, Inc.	388
11,774	Jones Lang LaSalle, Inc. *	2,128
181,161	Kennedy-Wilson Holdings, Inc.	1,556

COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
62,052	Marcus & Millichap, Inc.	$1,965
277,014	Real Brokerage, Inc. (Canada)*	1,069
14,215	RMR Group, Inc. Class A	337
147,403	Seritage Growth Properties Class A*	1,377
		8,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
17,013	Axcelis Technologies, Inc. *	1,761
29,538	Credo Technology Group Holding Ltd. *	528
20,831	FormFactor, Inc. *	929
12,232	Ichor Holdings Ltd. *	474
11,025	Impinj, Inc. *	1,757
853,187	indie Semiconductor, Inc. Class A (China)*	4,795
13,197	Kulicke & Soffa Industries, Inc. (Singapore)	611
7,850	Nova Ltd. (Israel)*	1,334
10,018	Power Integrations, Inc.	668
11,442	Rambus, Inc. *	627
39,172	Semtech Corp. *	1,474
60,034	Silicon Motion Technology Corp. ADR (Taiwan)[1]	4,431
154,040	Ultra Clean Holdings, Inc. *	6,444
11,517	Universal Display Corp.	1,819
		27,652
SOFTWARE—3.5%
266,704	A10 Networks, Inc.	3,483
94,458	ACI Worldwide, Inc. *	3,221
108,547	CCC Intelligent Solutions Holdings, Inc. *	1,218
46,768	Cellebrite DI Ltd. (Japan)*	506
26,787	Dynatrace, Inc. *	1,214
14,219	Envestnet, Inc. *	883
8,926	Five9, Inc. *	514
29,995	Gitlab, Inc. Class A*	1,574
90,015	Lightspeed Commerce, Inc. (Canada)*	1,177
696	MicroStrategy, Inc. Class A*	741
61,332	Model N, Inc. *	1,818
561,723	Porch Group, Inc. *	1,792
97,986	Riskified Ltd. Class A*	505
73,276	Samsara, Inc. Class A*	2,559
44,424	Smartsheet, Inc. Class A*	1,680
29,566	Tenable Holdings, Inc. *	1,330
11,559	Varonis Systems, Inc. *	506
		24,721
SPECIALIZED REITS—0.1%
14,047	CubeSmart	568
SPECIALTY RETAIL—1.3%
147,372	Arhaus, Inc.	1,866
4,795	Dick’s Sporting Goods, Inc.	963
34,872	ODP Corp. *	1,775
70,251	Revolve Group, Inc. *	1,399
23,623	Sonic Automotive, Inc. Class A	1,366
45,216	Urban Outfitters, Inc. *	1,762
		9,131
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
57,633	Pure Storage, Inc. Class A*	2,905
1,334	Super Micro Computer, Inc. *	1,145
		4,050
TEXTILES, APPAREL & LUXURY GOODS—0.8%
45,686	Carter’s, Inc.	3,125
10,468	Skechers USA, Inc. Class A*	691
46,807	Steven Madden Ltd.	1,892
		5,708

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.8%
74,382	Air Lease Corp.	$3,737
52,271	BlueLinx Holdings, Inc. *	5,733
20,020	GMS, Inc. *	1,852
27,544	Hudson Technologies, Inc. *	273
8,361	Rush Enterprises, Inc. Class A	367
4,906	WESCO International, Inc.	750
		12,712
TOTAL COMMON STOCKS (Cost $712,063)		687,424

EXCHANGE-TRADED FUNDS—0.8%
Shares		Value
(Cost $6,345)
CAPITAL MARKETS—0.8%
41,053	iShares Russell 2000 Value ETF	$6,118
TOTAL INVESTMENTS—98.6% (Cost $718,408)		693,542
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		9,557
TOTAL NET ASSETS—100%		$703,099

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor Funds II
STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2024 (Unaudited)

(All amounts in thousands, except per share amounts)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund
Assets
Investments, at identified cost	$810,496	$718,408
Investments, at value	$810,389	$693,542
Cash	138,584	9,585
Due from broker	70,779	—
Receivables for:
Investment sold	1,806	2,449
Capital shares sold	1,007	933
Dividends	—	81
Interest	69	—
Variation margin on futures contracts	3,972	—
Other assets	69	74
Total Assets	1,026,675	706,664
Liabilities
Payables for:
Due to broker	7,390	—
Investments purchased	45,318	2,773
Capital shares reacquired	332	338
Unrealized depreciation on OTC swap agreements	—	—
Accrued expenses:
Management fees	481	280
Transfer agent fees	71	48
Trustees’ fees and expenses	81	80
Other	108	46
Total Liabilities	53,781	3,565
NET ASSETS	$972,894	$703,099
Net Assets Consist of:
Paid-in capital	$929,977	$729,590
Total distributable earnings/(loss)	42,917	(26,491)
	$972,894	$703,099

The accompanying notes are an integral part of the Financial Statements.

⬤

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$94,942	$201
Shares of beneficial interest[1]	8,933	20
Net asset value per share[2]	$10.63	$10.05
Institutional Class
Net assets	$877,952	$702,898
Shares of beneficial interest[1]	82,544	69,924
Net asset value per share[2]	$10.64	$10.05

1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

Harbor Funds II
STATEMENTS OF OPERATIONS—Period Ended April 30, 2024 (Unaudited)

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)[1]	Embark Small Cap Equity Fund[2]
Investment Income
Dividends	$1	$507
Interest	6,566	155
Foreign taxes withheld	—	(4)
Total Investment Income	6,567	658
Operating Expenses
Management fees	895	389
Shareholder communications	26	22
Custodian fees	45	17
Transfer agent fees:
Retirement Class	1	—
Institutional Class	133	67
Professional fees	55	44
Trustees’ fees and expenses	81	80
Registration fees	84	80
Miscellaneous	4	2
Total Operating Expenses	1,324	701
Other expenses reimbursed	(254)	(239)
Net expenses	1,070	462
Net Investment Income/(Loss)	5,497	196
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	—	(1,821)
Foreign currency transactions	(1)	—
Futures contracts	14,010	—
Swap agreements	16,552	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(107)	(24,866)
Translations of assets and liabilities in foreign currencies	1	—
Futures contracts	8,671	—
Swap agreements	—	—
Net gain/(loss) on investment transactions	39,126	(26,687)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$44,623	$(26,491)

1	For the period January 23, 2024 (commencement of operations) through April 30, 2024
2	For the period January 30, 2024 (commencement of operations) through April 30, 2024
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds II
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund
	January 23, 2024[1]	January 30, 2024[1]
	through	through
	April 30, 2024	April 30, 2024
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)	(Unaudited)
Operations:
Net investment income/(loss)	$5,497	$196
Net realized gain/(loss) on investments	30,561	(1,821)
Change in net unrealized appreciation/(depreciation) of investments	8,565	(24,866)
Net increase/(decrease) in assets resulting from operations	44,623	(26,491)
Distributions to Shareholders
Retirement Class	(1)	—
Institutional Class	(1,705)	—
Total distributions to shareholders	(1,706)	—
Net Increase/(Decrease) Derived from Capital Share Transactions	929,977	729,490
Net increase/(decrease) in net assets	972,894	702,999
Net Assets
Beginning of period	—	100
End of period	$972,894	$703,099

1	Commencement of Operations

⬤

Harbor Funds II
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund
	January 23, 2024[1]	January 30, 2024[1]
	through	through
	April 30, 2024	April 30, 2024
	(Unaudited)	(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$96,697	$306
Reinvested distributions	1	—
Cost of shares reacquired	(164)	(103)
Net increase/(decrease) in net assets	$96,534	$203
Institutional Class
Net proceeds from sale of shares	$897,238	$746,978
Reinvested distributions	1,705	—
Cost of shares reacquired	(65,500)	(17,691)
Net increase/(decrease) in net assets	$833,443	$729,287

1	Commencement of Operations
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds II
STATEMENTS OF CHANGES IN NET ASSETS—CAPITAL STOCK ACTIVITY

(All amounts in thousands)

	Embark Commodity Strategy Fund (Consolidated)	Embark Small Cap Equity Fund
	January 23, 2024[1]	January 30, 2024[1]
	through	through
	April 30, 2024	April 30, 2024
	(Unaudited)	(Unaudited)
SHARES
Retirement Class
Shares sold	8,948	30
Shares issued due to reinvestment of distributions	—	—
Shares reacquired	(15)	(10)
Net increase/(decrease) in shares outstanding	8,933	20
Institutional Class
Shares sold	88,817	71,642
Shares issued due to reinvestment of distributions	165	—
Shares reacquired	(6,438)	(1,718)
Net increase/(decrease) in shares outstanding	82,544	69,924

1	Commencement of Operations

⬤

Harbor Funds II Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)

Retirement Class
Period from January 23, 2024 through April 30, 2024[a]

(Unaudited)
Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[b,c]	0.12
Net realized and unrealized gain/(loss) on investments	0.53
Total from investment operations	0.65
Less Distributions
Dividends from net investment income	(0.02)
Distributions from net realized capital gains	—
Total distributions	(0.02)
Net asset value end of period	$10.63
Net assets end of period (000s)	$94,942
Ratios and Supplemental Data (%)
Total return[d]	6.54%[e]
Ratio of total expenses to average net assets^	0.90[f]
Ratio of net expenses to average net assets[b]	0.71[f]
Ratio of net investment income/(loss) to average net assets[b]	4.06[f]

Institutional Class
Period from January 23, 2024 through April 30, 2024[a]

(Unaudited)
Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[b,c]	0.12
Net realized and unrealized gain/(loss) on investments	0.54
Total from investment operations	0.66
Less Distributions
Dividends from net investment income	(0.02)
Distributions from net realized capital gains	—
Total distributions	(0.02)
Net asset value end of period	$10.64
Net assets end of period (000s)	$877,952
Ratios and Supplemental Data (%)
Total return[d]	6.63%[e]
Ratio of total expenses to average net assets^	0.98[f]
Ratio of net expenses to average net assets[b]	0.79[f]
Ratio of net investment income/(loss) to average net assets[b]	4.05[f]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds II Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

EMBARK SMALL CAP EQUITY FUND

Retirement Class
Period from January 30, 2024 through April 30, 2024[a]

(Unaudited)
Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[b,c]	0.02
Net realized and unrealized gain/(loss) on investments	0.03
Total from investment operations	0.05
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Total distributions	—
Net asset value end of period	$10.05
Net assets end of period (000s)	$201
Ratios and Supplemental Data (%)
Total return[d]	0.50%[e]
Ratio of total expenses to average net assets^	0.97[f]
Ratio of net expenses to average net assets[b]	0.61[f]
Ratio of net investment income/(loss) to average net assets[b]	0.76[f]
Portfolio turnover	68[e]

Institutional Class
Period from January 30, 2024 through April 30, 2024[a]

(Unaudited)
Net asset value beginning of period	$10.00
Income from Investment Operations
Net investment income/(loss)[b,c]	0.01
Net realized and unrealized gain/(loss) on investments	0.04
Total from investment operations	0.05
Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—
Total distributions	—
Net asset value end of period	$10.05
Net assets end of period (000s)	$702,898
Ratios and Supplemental Data (%)
Total return[d]	0.50%[e]
Ratio of total expenses to average net assets^	1.05[f]
Ratio of net expenses to average net assets[b]	0.69[f]
Ratio of net investment income/(loss) to average net assets[b]	0.29[f]
Portfolio turnover	68[e]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds II Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements)
a	Commencement of Operations
b	Reflects the Advisor’s waiver, if any, of its management fees and/or other operating expenses
c	Amounts are based on average daily shares outstanding during the period.
d	The total returns would have been lower had certain expenses not been waived during the periods shown.
e	Unannualized
f	Annualized
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Funds II
Notes to Financial Statements—April 30, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Embark Commodity Strategy Fund (Consolidated) and Embark Small Cap Equity Fund commenced operations on January 23, 2024 and January 30, 2024, respectively.
The Funds currently offer up to two classes of shares, designated as Retirement Class and Institutional Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except, subject to the approval of the Trust’s Board of Trustees, certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Embark Commodity Strategy Fund’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of the Fund and its wholly owned subsidiaries, Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd, Embark Cayman Fund III Ltd, Embark Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, and Embark Cayman Fund VI Ltd (individually or collectively referred to as “Subsidiary” or  “Subsidiaries”, respectively). Each Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in its Subsidiaries collectively. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Management has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Embark Commodity Strategy Fund (Consolidated) used futures contracts to gain exposure to commodities markets.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Embark Commodity Strategy Fund (Consolidated) which generally are reset monthly, may be terminated by the Fund at any time.
During the period, Embark Commodity Strategy Fund (Consolidated) used excess return swaps to gain exposure to commodities markets.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
During the period, the Embark Commodity Strategy Fund (Consolidated) used total return swap agreements to gain exposure to commodities market.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2024 were as follows:
	Purchases (000s)	Sales (000s)
Embark Commodity Strategy Fund (Consolidated)	$—	$—
Embark Small Cap Equity Fund	938,757	218,528
NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Embark Commodity Strategy Fund (Consolidated)	0.66%	0.66%
Embark Small Cap Equity Fund	0.58	0.58
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Expense Limitation Agreement Expiration Date
Embark Commodity Strategy Fund (Consolidated)	0.71%	0.79%	02/28/2025
Embark Small Cap Equity Fund	0.61	0.69	02/28/2025
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 4—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2024 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Embark Commodity Strategy Fund (Consolidated)	$810,496	$43,513	$ (34,948)	$8,565
Embark Small Cap Equity Fund	718,408	10,843	(35,709)	(24,866)
NOTE 6—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2024, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2024, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Embark Commodity Strategy Fund (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Assets
Variation margin on futures contracts[a]	$42,763
Liabilities
Unrealized depreciation on OTC swap agreements	—
Variation margin on futures contracts[a]	(34,092)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 6—DERIVATIVES—Continued
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2024, were:
Embark Commodity Strategy Fund (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$14,010
Swap agreements	16,552
Net realized gain/(loss) on derivatives	$30,562
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$8,671
Swap agreements	—
Change in net unrealized appreciation/(depreciation) on derivatives	$8,671
NOTE 7—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2024, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2024, Embark Commodity Strategy Fund (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2024.

⬤

Harbor Funds II
Notes to Financial Statements—Continued

NOTE 7—OFFSETTING ASSETS AND LIABILITIES—Continued
EMBARK COMMODITY STRATEGY FUND (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Embark Cayman Fund II Ltd. (Subsidiary)[a]
Citigroup Global Markets	$—	$6,998	$—
RBC Dominion Securities	—	6,730	—
Embark Cayman Fund IV Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$9,340	$—

*Of the total collateral received and/or pledged listed in the above table, net cash of $9,340 included in “Due from/to broker” on the Consolidated Statement of Assets and Liabilities, was received as collateral for Embark Cayman Fund IV Ltd.

aEmbark Cayman Fund II Ltd. and Embark Cayman Fund IV Ltd. are recognized as separate legal entities for the purpose of their ISDA agreements.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 8—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Harbor Funds II
FEES AND EXPENSES EXAMPLE (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 23, 2024 (commencement of operations) through April 30, 2024 for Embark Commodity Strategy Fund and January 30, 2024 (commencement of operations) through April 30, 2024 for Embark Small Cap Equity Fund.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses for each share class. You may use the information in the respective class line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table for each share class below provides information about hypothetical account values and hypothetical expenses based on the respective Fund/Class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund/Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period[1]	Beginning Account Value (November 1, 2023)[2]	Ending Account Value (April 30, 2024)
Embark Commodity Strategy Fund
Retirement Class	0.71%
Actual		$2.01	$1,000.00	$1,065.40
Hypothetical (5% return)		1.96	1,000.00	1,011.60
Institutional Class	0.79%
Actual		$2.21	$1,000.00	$1,066.30
Hypothetical (5% return)		2.15	1,000.00	1,011.39
Embark Small Cap Equity Fund
Retirement Class	0.61%
Actual		$1.54	$1,000.00	$1,005.00
Hypothetical (5% return)		1.54	1,000.00	1,011.03
Institutional Class	0.69%
Actual		$1.74	$1,000.00	$1,005.00
Hypothetical (5% return)		1.74	1,000.00	1,010.83

*	Reflective of all fee waivers and expense reimbursements
1
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 99/366 (for Embark Commodity Strategy Fund) and 92/366 (for Embark Small Cap Equity Fund)
to reflect the period since the commencement of operations. The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

2	January 23, 2024 (commencement of operations) for Embark Commodity Strategy Fund and January 30, 2024 (commencement of operations) for Embark Small Cap Equity Fund

⬤

Harbor Funds II
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting
Harbor Funds II has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor Funds II files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor Funds II's Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Householding
Harbor Funds II has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

Advisory Agreement Approvals
The Investment Company Act of 1940, as amended, requires that the Investment Advisory and Subadvisory Agreement of each Fund be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds II (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF EMBARK COMMODITY STRATEGY FUND AND EMBARK SMALL CAP EQUITY FUND
At a meeting of the Board held on November 11-13, 2023 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the following contractual arrangements for Embark Commodity Strategy Fund and Embark Small Cap Equity Fund (the “Funds”): (i) the Investment Advisory Agreement between the Trust, on behalf of each Embark Fund, and Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Adviser”); (ii) the Investment Subadvisory Agreements among the Trust, on behalf of Embark Commodity Strategy Fund, the Adviser, and each of AQR Capital Management, LLC, CoreCommodity Management, LLC, Neuberger Berman Investment Advisers LLC, Quantix Commodities LP, Schroder Investment Management North America Inc. and Summerhaven Investment Management, LLC; (iii) the Investment Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, the sub-subadviser to the Embark Commodity Strategy Fund; and (iv) the Investment Subadvisory Agreement (titled “Non-Discretionary Model Portfolio Provider Agreement”) among the Trust, on behalf of Embark Small Cap Equity Fund, the Adviser, and each of Copeland Capital Management, LLC, Granahan Investment Management LLC, Hotchkis and Wiley Capital Management, LLC, Punch & Associates Investment Management, Inc., Reinhart Partners, LLC, Shapiro Capital Management LLC and Westfield Capital Management, L.P. (each subadviser and sub-subadviser listed in (ii)-(iv) above hereinafter a “Subadviser” and together the “Subadvisers,” and each Subadvisory Agreement and Sub-Subadvisory Agreement referenced in (ii)-(iv) above hereinafter a “Subadvisory Agreement” and together the “Subadvisory Agreements”).
In evaluating the Investment Advisory Agreements and Subadvisory Agreements, the Trustees reviewed materials furnished by the Adviser and the Subadvisers, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreements and Subadvisory Agreements, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadvisers. The Trustees also discussed with representatives of the Adviser,

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Harbor Funds II
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
at the Meeting and at prior meetings, the Harbor funds’ operations and the Adviser’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the funds, (ii) monitor and oversee the performance and investment capabilities of the Subadvisers, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreements and the Subadvisory Agreements with respect to the Funds were fair and reasonable and approved the Investment Advisory Agreements and each of the Subadvisory Agreements for an initial two-year term as being in the best interests of the Funds and their future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadvisers present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
In considering the approval of the Fund’s proposed Investment Advisory Agreement, Subadvisory Agreements, and, in the case of Embark Small Cap Equity Fund, Sub-subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees in approving the new Investment Advisory Agreements and Subadvisory Agreements were the following:
•The nature, extent, and quality of the services expected to be provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser to provide services to each Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and each Subadviser for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of each Subadviser’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services);
•The proposed fees and expense ratios of each Fund relative to the expense ratios of similar investment companies;
•The investment performance of each Subadviser in managing other accounts in a style similar to the style to be utilized in, with respect to the Embark Commodity Strategy Fund, managing its sleeve of the Fund’s portfolio, or, with respect to the Embark Small Cap Equity Fund, supplying its model portfolio to Harbor Capital, together with simulated performance for each Fund reflecting a combination of the applicable strategies;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•Any “fall out” benefits that might inure to Harbor Capital, each Subadviser and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Harbor Capital’s profitability;
•The expected profitability of Harbor Capital with respect to the Funds; and
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s proposed advisory fee level reflects any economies of scale for the benefit of fund investors.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of many Harbor funds, to identify and recommend to the Trustees quality subadvisers for the Funds, to monitor and oversee the performance and investment capabilities of each

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Harbor Funds II
ADDITIONAL INFORMATION (Unaudited)—Continued

Advisory Agreement Approvals—Continued
subadviser, with respect to multi-manager funds, to actively manage allocations and reallocations of a fund’s assets among the underlying subadvisers, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a Harbor fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as the manager-of-managers for the Funds. The Trustees also considered in their determination the depth, knowledge and experience level of each Subadviser’s personnel, the quality of each Subadviser’s processes and the culture of each Subadviser.
Advisory Fees and Expense Ratios
The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratios for each Fund were below the average and median of each Fund’s respective peer group of mutual funds compiled using Morningstar data that was presented to the Board for comparison purposes. The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to the Subadvisers and specifically, the net advisory fee to be retained by Harbor Capital, with respect to each Fund.
Profitability
The Trustees also noted that Harbor Capital’s profitability projection with respect to each Fund was not excessive.
Economies of Scale
The Trustees concluded that breakpoints in the Funds’ advisory fees were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fees, its absorbing fund expenses while paying each Subadviser its full subadvisory fee and the uncertainty surrounding the aspects of the Funds’ future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Funds’ advisory fee schedules at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

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HFII.SAR.0424

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(a)
The Registrant has elected to include the most recent semi-annual financial statements as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
The Registrant has elected to include the most recent financial highlights as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHER OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Information is disclosed in the additional information as part of the financial statements included in Item 7 above.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Registrant has elected to disclose statement regarding basis for approval of investment advisory contract as additional information in the report to shareholders filed under Item 1 of this report on Form N-CSR.
ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 16 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION
Not applicable.
ITEM 19 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 26, 2024 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS II
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 26, 2024
By:	/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	June 26, 2024

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).